Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	Portus Holdings Inc.
Entity Central Index Key	0001517391
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 74	$ 35,299
Acquisition Deposit	65,000	40,000
TOTAL ASSETS	65,074	75,299
CURRENT LIABILITIES
Accounts Payable	18,159	12,435	85
Accrued expenses	1,072
Convertible debentures	75,000
TOTAL CURRENT LIABILITIES	94,231	12,435	85
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, authorized: 75,000,000 shares, Issued and outstanding: None
Common stock, $0.0001 par value, authorized: 425,000,000 shares, Issued and outstanding: 112,990,500 and 112,967,500 and 112,500,000 shares issued and outstanding respectively	11,527	11,297	11,250
Additional Paid in Capital	482,723	459,953	(7,500)
Deficit accumulated during the development stage	(523,407)	(408,386)	(3,835)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(29,157)	62,864	(85)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 65,074	$ 75,299

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	75,000,000	75,000,000	75,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	425,000,000	425,000,000	425,000,000
Common stock, shares issued	112,990,500	112,967,500	112,500,000
Common stock, shares outstanding	112,990,500	112,967,500	112,500,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
EXPENSES
Finance and accounting	$ 3,500		$ 3,000	$ 38,608	$ 41,608	$ 45,108
Legal	20,311		750	25,000	25,750	46,061
General and Administrative	90,138	(2)	85	340,943	341,028	431,166
Total Expenses	113,949	(2)	3,835	404,551	408,386	522,335
Net operating income (loss)	(113,949)	2	(3,835)	(404,551)	(408,386)	(522,335)
Other income (expenses):
Interest expense	(1,072)					(1,072)
NET INCOME (LOSS)	$ (115,021)	$ 2	$ (3,835)	$ (404,551)	$ (408,386)	$ (523,407)
NET LOSS PER SHARE
Basic and diluted	$ 0	$ 0	$ 0	$ 0
WEIGHTED AVERAGE NUMBER OF SHARES
Basic and diluted	112,977,678	112,500,000	112,500,000	112,716,291

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balance at Mar. 31, 2011	$ 3,750		$ 11,250	$ (7,500)
Balance, shares at Mar. 31, 2011			112,500,000
Net loss	(3,835)				(3,835)
Balance at Dec. 31, 2011	(85)		11,250	(7,500)	(3,835)
Balance, shares at Dec. 31, 2011	112,500,000		112,500,000
Shares issued for cash	467,500		47	467,453
Shares issued for cash, shares			467,500
Net loss	(404,551)				(404,551)
Balance at Dec. 31, 2012	$ 62,864		$ 11,297	$ 459,953	$ (408,386)
Balance, shares at Dec. 31, 2012	112,967,500		112,967,500

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	Dec. 31, 2012	Mar. 31, 2011
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
Common stock, par value per share	$ 0.0001
Stock price per share	$ 1	$ 0.0001

STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended	21 Months Ended	24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (115,021)	$ 2	$ (404,551)	$ (408,386)	$ (523,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase / (Decrease) in accounts payable			12,350	12,435
Increase in accounts payable and accrued expenses	6,797	(2)			19,231
NET CASH USED IN OPERATING ACTIVITIES	(108,224)	0	(392,201)	(395,951)	(504,176)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for deposit on acquisition	(25,000)		(40,000)	(40,000)	(65,000)
NET CASH USED IN INVESTING ACTIVITIES	(25,000)	0	(40,000)	(40,000)	(65,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of convertible debentures	75,000				75,000
Proceeds from sale of common stock	23,000		467,500	471,250	494,250
NET CASH PROVIDED BY FINANCING ACTIVITIES	98,000	0	467,500	471,250	569,250
INCREASE (DECREASE) IN CASH	(35,224)	0	35,299	35,299	74
CASH, BEGINNING OF PERIOD	35,299
CASH, END OF PERIOD	74		35,299	35,299	74
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid
Income taxes paid

ORGANIZATION AND BUSINESS OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

PORTUS HOLDINGS, INC. (the "Company") was incorporated in the State of Nevada on March 31, 2011. The Company is a Development Stage Company as defined by ASC 915-10. During 2012, the Company changed its fiscal year end to December 31 from March 31.

The Company's principal business is focused on creating a multilingual, multiple functionality, and global food and beverage service platform ("Portus Cloud"). Portus Cloud is a global, multilingual, cloud based food and beverage service "portal" where customers will be able to manage an entire food and beverage service business or enterprise anywhere in the world, anytime and in any language.

The financial information included herein is unaudited and has been prepared consistent with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 8, Rule 8.03 of Regulation S-K. Accordingly, these financial statements do not include all information required by generally accepted accounting principles for annual financial statements. These statements should be read in conjunction with the audited financial statements and notes thereto included in the Company's annual report on Form 10-K for the year ended December 31, 2012, from which the balance sheet information as of that date is derived. These interim financial statements contain all adjustments necessary in the opinion of management for a fair statement of results for the interim periods presented.

The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results to be expected for the full year.

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

PORTUS HOLDINGS, INC. (the "Company") was incorporated in the State of Nevada on March 31, 2011. The Company is a Development Stage Company as defined by ASC 915-10. During 2012, the Company changed its fiscal year end to December 31 from March 31.

The Company's principal business is focused on creating a multilingual, multiple functionality, and global food and beverage service platform ("Portus Cloud"). Portus Cloud is a global, multilingual, cloud based food and beverage service "portal" where customers will be able to manage an entire food and beverage service business or enterprise anywhere in the world, anytime and in any language.

On October 12, 2012 Portus and Portus Acqusition Corp., our wholly owned subsidiary, entered into a Share Exchange Agreement with SureQuest and its wholly owned SureQuestTX.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a) Basis of Presentation

The financial statements have been prepared according to GAAP.

b) Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

c) Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts or revenues and expenses during the reporting period. Actual results could differ from those estimates.

d) Fair Value of Financial Instruments

ASC Topic 820-10 requires disclosure of fair value information about financial instruments. Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2012.

The respective carrying value of certain on-balance-sheet financial instruments approximates their fair values. These financial instruments include cash, stock subscriptions receivable, and accounts payable. Fair values were assumed to approximate carrying values for these financial instruments since they are short term in nature and their carrying amounts approximate fair value, or they are receivable or payable on demand.

e) Income Taxes

The Company follows FASB Codification Topic 740-10-25 (ASC 740-10-25) for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. Deferred taxes are classified as current or non-current, depending on the classification of assets and liabilities to which they relate. Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse.

f) Basic and Diluted Net Loss per Share

The Company computes net loss per share in accordance with ASC Topic 260-10, "Earnings per Share". ASC Topic 260-10 requires presentation of both basic and diluted per share (EPS) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all potentially dilutive shares if their effect is anti-dilutive. The Company had no dilutive common stock equivalents as of December 31, 2012.

g) Development Stage Company

Based on the Company's business plan, it is a development stage Company since planned principle operations have not yet commenced. Accordingly, the Company presents its financial statements in conformity with the accounting principles generally accepted in the United States of America that apply to developing enterprises. As a development stage enterprise, the Company discloses its retained earnings (or deficit accumulated) during the development stage and the cumulative statements of operations and cash flows from commencement of development stage to the current balance sheet date. The development stage began on March 31, 2011, when the Company was organized.

h) Principles of Consolidation

The accompanying financial statements include the accounts of Portus Holdings, Inc. and its 100% owned subsidiary Portus Acqusition Corp. All intercompany accounts and transactions have been eliminated.

i) Recent Pronouncements

The Company does not expect any recent accounting pronouncements to have a material impact on the Company's financial position, operations, or cash flows.

GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
GOING CONCERN [Abstract]
GOING CONCERN

NOTE 2 - GOING CONCERN

The financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, the Company has no sources of income, limited stockholders' equity and has incurred a net loss of $523,407 from March 31, 2011 (inception) to date. These conditions raise substantial doubt about the ability of the Company to continue as a going concern.

In view of these matters, continuation as a going concern is dependent upon the continued operations of the Company, which in turn is dependent upon the Company's ability to meet its financial requirements, raise additional capital, and the success of its future operations. The financial statements do not include any adjustments to the amount and classification of assets and liabilities that may be necessary should the Company not continue as a going concern.

The Company plans to improve its financial condition through additional sales of common stock. However, there is no assurance that the Company will be successful in accomplishing this objective. Management believes that this plan provides an opportunity for the Company to continue as a going concern.

NOTE 3 - GOING CONCERN

The financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, the Company has no sources of income, limited stockholders' equity and has incurred a net loss of $ 408,386 from March 31, 2011 (inception) to date. These conditions raise substantial doubt about the ability of the Company to continue as a going concern.

In view of these matters, continuation as a going concern is dependent upon the continued operations of the Company, which in turn is dependent upon the Company's ability to meet its financial requirements, raise additional capital, and the success of its future operations. The financial statements do not include any adjustments to the amount and classification of assets and liabilities that may be necessary should the Company not continue as a going concern.

The Company plans to improve its financial condition through additional sales of common stock. However, there is no assurance that the Company will be successful in accomplishing this objective. Management believes that this plan provides an opportunity for the Company to continue as a going concern.

DEPOSIT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
DEPOSIT [Abstract]
DEPOSIT

NOTE 3 - DEPOSITS

On October 12, 2012 Portus and Portus Acqusition Corp., our wholly owned subsidiary, entered into a Share Exchange Agreement with Surequest Systems, Inc., a Delaware Corporation, ("SureQuest") and its wholly owned subsidiary Surequest Systems, Inc., a Texas corporation, ("SureQuestTX")

The Agreement provides in part for the Company to acquire all of the issued and outstanding shares of common stock of SureQuestTX in exchange for all of the issued and outstanding shares of common stock of Portus Acquisition Corp. A good faith deposit in the amount of $40,000 was issued at that time. The deposit is not refundable in the event the transaction is not completed.

On Feburary 8, 2013, Portus paid $25,000 to SureQuestTX, for licensing rights to its data base and functional platform in order to launch Portus Cloud. As of March 31, 2013, Portus Cloud has not yet launched.

NOTE 4 - DEPOSIT

On October 12, 2012 Portus and Portus Acqusition Corp., our wholly owned subsidiary, entered into a Share Exchange Agreement with Surequest Systems, Inc., a Delaware Corporation, ("SureQuest") and its wholly owned subsidiary Surequest Systems, Inc., a Texas corporation, ("SureQuestTX")

The Agreement provides in part for the Company to acquire all of the issued and outstanding shares of common stock of SureQuestTX in exchange for all of the issued and outstanding shares of common stock of Portus Acquisition Corp. A good faith deposit in the amount of $40,000 was issued at that time. The deposit is not refundable in the event the transaction is not completed.

CONVERTIBLE DEBENTURES	3 Months Ended
Mar. 31, 2013
CONVERTIBLE DEBENTURES [Abstract]
CONVERTIBLE DEBENTURES

NOTE 4 - CONVERTIBLE DEBENTURES

On January 19, 2013 the company issued a $50,000 convertible debenture to an Irrevocable Trust, which matures in 180 days. The debt is convertible one month after issues at $1.00 per shares. At maturity the debenture holder may elect to take cash, cash and stock or only stock. Interest accrues at 8% per annum. As of March 31, 2013 the debt had not been converted.

On February 8, 2013 the company issued a $25,000 convertible debenture to an Irrevocable Trust, which matures in 90 days. The debt is convertible one month after issues at $1.00 per shares. At maturity the debenture holder may elect to take cash, cash and stock or only stock. Interest accrues at 8% per annum.

As of March 31, 2013 the debt had not been converted.

CAPITAL STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
CAPITAL STOCK [Abstract]
CAPITAL STOCK

NOTE 5 - CAPITAL STOCK

During the quarter ended March 31, 2013, the Company received $23,000 in exchange for 23,000 share of its common stock. At March 31, 2013, there were 112,990,500 shares issued and outstanding.

NOTE 5 - CAPITAL STOCK

Preferred Stock. The Company has authorized 75,000,000 shares of preferred stock with a par value of $.0001 per share. These shares may be issued in series with such rights and preferences as may be determined by the Board of Directors. The Company has not issued any preferred shares as of December 31, 2012.

Common Stock. As of December 31, 2011, the Company has authorized 425,000,000 shares of common stock with a par value of $.0001 per share. As of December 31, 2011, there were 112,500,000 shares issued and outstanding that were sold on March 31, 2011 for $3,750 to the Company's founder.

During the year ended December 31, 2012 the Company received $467,500 in exchange for 467,500 shares of its common stock. At December 31, 2012 there were 112,967,500 shares issued and outstanding.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 6 - INCOME TAXES

The Company is subject to income taxes in the United States of America. As of December 31, 2011, the Company had a net operating loss carry forward for income tax reporting purposes of approximately $408,000. Section 382 of the Internal Code allows post-change corporations to use pre-change net operating losses, but limit the amount of losses that may be used annually to a percentage of the entity value of the corporation at the date of the ownership change. The applicable percentage is the federal long-term tax-exempt rate for the month during which the change in ownership occurs. As of December 31, 2011, the Company had an estimated deferred tax asset from its net operating losses of $139,000, of which 100% has been fully reserved.

RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 6 - RELATED PARTY TRANSACTIONS During the period ended March 31, 2011, the Company paid $11,000 in management fees to its parent company, Portus, Inc.	NOTE 7 - RELATED PARTY TRANSACTIONS During 2012, the Company paid $180,800 in management fees to its parent company, Portus, Inc.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 7 - SUBSEQUENT EVENTS

  In the period from April 1, 2013 through the date of this report, $70,884 has been received by the Company for the sale of 1,316,256 shares of common stock. 13,256 shares are new issuance's, 495,000 shares have been transferred from the Company's parent, Portus Inc., and 808,000 shares have yet to be issued of which 33,000 will be new issuance's and 775,000 will be transferred from the Company's parent, Portus, Inc.

NOTE 8 - SUBSEQUENT EVENTS

On January 19, 2013 the company issued a $50,000 convertible debenture to an individual which matures in 180 days. The debt is convertible one month after issues at $1.00 per shares. At maturity the debenture holder may elect to take cash, cash and stock or only stock.

On February 8, 2013 the company issued a $25,000 convertible debenture to an individual which matures in 90 days. The debt is convertible one month after issues at $1.00 per shares. At maturity the debenture holder may elect to take cash, cash and stock or only stock.

During the first quarter of 2013, the Company has entered into subscription agreements with various individuals for 23,000 shares of its common stock for $23,000.

On Feburary 8, 2013, Portus paid $25,000 to SureQuestTX, for licensing rights to its data base and functional platform in order to launch Portus Cloud.

Additionally, the Company's CEO contributed $4,000 in cash.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Presentation	Basis of Presentation The financial statements have been prepared according to GAAP.
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.
Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts or revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC Topic 820-10 requires disclosure of fair value information about financial instruments. Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2012.

The respective carrying value of certain on-balance-sheet financial instruments approximates their fair values. These financial instruments include cash, stock subscriptions receivable, and accounts payable. Fair values were assumed to approximate carrying values for these financial instruments since they are short term in nature and their carrying amounts approximate fair value, or they are receivable or payable on demand.

Income Taxes

Income Taxes

The Company follows FASB Codification Topic 740-10-25 (ASC 740-10-25) for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. Deferred taxes are classified as current or non-current, depending on the classification of assets and liabilities to which they relate. Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse.

Basic and Diluted Net Loss per Share

Basic and Diluted Net Loss per Share

The Company computes net loss per share in accordance with ASC Topic 260-10, "Earnings per Share". ASC Topic 260-10 requires presentation of both basic and diluted per share (EPS) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all potentially dilutive shares if their effect is anti-dilutive. The Company had no dilutive common stock equivalents as of December 31, 2012.

Development Stage Company

Development Stage Company

Based on the Company's business plan, it is a development stage Company since planned principle operations have not yet commenced. Accordingly, the Company presents its financial statements in conformity with the accounting principles generally accepted in the United States of America that apply to developing enterprises. As a development stage enterprise, the Company discloses its retained earnings (or deficit accumulated) during the development stage and the cumulative statements of operations and cash flows from commencement of development stage to the current balance sheet date. The development stage began on March 31, 2011, when the Company was organized.

Principles of Consolidation

Principles of Consolidation

The accompanying financial statements include the accounts of Portus Holdings, Inc. and its 100% owned subsidiary Portus Acqusition Corp. All intercompany accounts and transactions have been eliminated.

Recent Pronouncements	Recent Pronouncements The Company does not expect any recent accounting pronouncements to have a material impact on the Company's financial position, operations, or cash flows.

ORGANIZATION AND BUSINESS OPERATIONS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
Date of incorporation	Mar 31, 2011	Mar 31, 2011

GOING CONCERN (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Apr. 15, 2013
GOING CONCERN [Abstract]
Net loss	$ (115,021)	$ 2	$ (3,835)	$ (404,551)	$ (408,386)	$ (523,407)	$ (408,386)

DEPOSIT (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended	21 Months Ended	24 Months Ended
	Feb. 08, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
DEPOSIT [Abstract]
Good faith deposit for acquisition		$ (25,000)		$ (40,000)	$ (40,000)	$ (65,000)
License rights fee	$ 25,000

CONVERTIBLE DEBENTURES (Details) (USD $)	1 Months Ended
	Jan. 19, 2013	Feb. 08, 2013
CONVERTIBLE DEBENTURES [Abstract]
Convertible debt, face amount	$ 50,000	$ 25,000
Convertible debt, term	180 days	90 days
Debt conversion, price per share	$ 1	$ 1
Interest accrual rate per annum	8.00%	8.00%

CAPITAL STOCK (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
CAPITAL STOCK [Abstract]
Preferred stock, shares authorized	75,000,000		75,000,000	75,000,000	75,000,000	75,000,000
Preferred stock, par value per share	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0		0	0	0	0
Common stock, shares authorized	425,000,000		425,000,000	425,000,000	425,000,000	425,000,000
Common stock, par value per share	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	112,990,500		112,500,000	112,967,500	112,967,500	112,990,500
Common stock, shares outstanding	112,990,500		112,500,000	112,967,500	112,967,500	112,990,500
Proceeds from sale of common stock	$ 23,000		$ 3,750	$ 467,500	$ 471,250	$ 494,250
Shares issued	23,000			467,500

INCOME TAXES (Details) (USD $)	Dec. 31, 2011
INCOME TAXES [Abstract]
Net operating loss carry forward	$ 408,000
Deferred tax asset, net operating losses	$ 139,000

RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Management fees paid to parent company	$ 11,000	$ 180,800

SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended		2 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 08, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Jan. 19, 2013	May 17, 2013 Subsequent Event [Member]	Feb. 08, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Jan. 19, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible debt										$ 25,000			$ 50,000
Debt conversion, price per share	$ 1							$ 1		$ 1			$ 1
Subscription agreements, shares		23,000			467,500				13,256		23,000
Subscription agreements											23,000
License rights fee	25,000									25,000
Cash contribution												4,000
Proceeds from sale of common stock		$ 23,000		$ 3,750	$ 467,500	$ 471,250	$ 494,250		$ 70,884
Sale of common stock, shares									1,316,256
Sale of common stock, shares, shares transferred from the Company's parent									495,000
Sale of common stock, shares, shares reserved for issuance									808,000
Shares reserved for issuance, new issues									33,000
Shares reserved for issuance, shares transferred from the Company's parent									775,000